Acquisitions and disposals - Acquisitions, Narrative (Details) - EUR (€) € in Millions				6 Months Ended	12 Months Ended
	Jul. 07, 2022	Jul. 06, 2022	Aug. 02, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Net consideration transferred				€ 811	€ 811	€ 2,117
Proportion of ownership interest in subsidiary						100.00%
Gains/(losses) on equity instruments measured at fair value through other comprehensive income					36	€ 166	€ 78
Goodwill				21,609	21,609	20,330
Revenue of acquiree					174	196
Operating profit of acquiree					31	16
Revenue of group if acquisition completed					60,206	52,637
Operating profit of group if acquisition completed					€ 10,772	€ 8,738
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests previously held		13.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Net consideration transferred	€ 968
Percentage of voting equity interests acquired	67.00%
Proportion of ownership interest in subsidiary	80.00%
Fair value of equity interest in acquiree held immediately before acquisition date	€ 157
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	149
Cash transferred	811
Net fair value value of assets acquired	487
Deferred tax liabilities recognised as of acquisition date	153
Goodwill	€ 580
Goodwill acquired increase decrease due to foreign exchange differences				€ 25
Paula's Choice, Inc.
Disclosure of detailed information about business combination [line items]
Net consideration transferred			€ 1,832
Proportion of ownership interest in subsidiary			100.00%
Cash transferred			€ 1,818
Net fair value value of assets acquired			1,223
Goodwill			609
Contingent consideration recognised as of acquisition date			€ 14